SUBSEQUENT EVENTS (Details Narrative) - USD ($)																		2 Months Ended	3 Months Ended
	Apr. 11, 2025	Apr. 08, 2025	Apr. 07, 2025	Jan. 31, 2025	Jan. 25, 2025	Jan. 21, 2025	Jan. 15, 2025	Dec. 20, 2024	Dec. 05, 2024	Nov. 22, 2024	Sep. 06, 2024	Feb. 28, 2023	Feb. 25, 2023	Nov. 22, 2022	Sep. 21, 2022	Jun. 21, 2022	Apr. 30, 2022	Apr. 16, 2025	Sep. 30, 2025	Jun. 30, 2025	Oct. 27, 2025	Oct. 26, 2025	Sep. 01, 2025	Apr. 09, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued														394,011
Minimum market value of listed securities																			$ 5,609,080	$ 265,504
Common stock, par value per share																			$ 0.0001						$ 0.0001	$ 0.0001
Common stock, shares outstanding																			2,662,489						10,592,607	7,341,607
Loan And Security Agreement [Member]
Subsequent Event [Line Items]
Bank loan - current portion																							$ 276,012
Common Stock [Member]
Subsequent Event [Line Items]
Minimum market value of listed securities																			$ 88	$ 4
Unaffiliated Investor [Member]
Subsequent Event [Line Items]
Gross proceeds								$ 5,000	$ 70,000	$ 15,000	$ 10,000	$ 250,000	$ 300.00	$ 2,500,000	$ 205,000	$ 125,000	$ 100.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued				125,000
Direct the investor to purchase up to			$ 60,000,000
Business combination award		$ 22,000,000
Share price																								$ 1
Minimum market value of listed securities	$ 50,000,000
Minimum market value of publicly held shares	$ 15,000,000
Proceeds from warrant exercises																		$ 3,500,000
Common stock, par value per share																					$ 0.0001
Common stock, shares outstanding																					2,884,447	86,533,435
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued upon conversion																		2,999.3
Subsequent Event [Member] | Series B Preferred Stock [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares converted																		5,998,653
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued upon conversion																		6,666,667
Subsequent Event [Member] | Series D Preferred Stock [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares converted																		6,666,667
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Warrant exercised																		694,530
Subsequent Event [Member] | Series A Warrants [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Warrant to purchase of common stock																		694,530
Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Warrant exercised																		2,400,000
Subsequent Event [Member] | Series B Warrants [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Warrant to purchase of common stock																		4,800,000
Subsequent Event [Member] | Series D Warrants [Member]
Subsequent Event [Line Items]
Warrant exercised																		4,382,033
Subsequent Event [Member] | Series D Warrants [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Warrant to purchase of common stock																		8,764,066
Subsequent Event [Member] | Common Stock Warrants [Member]
Subsequent Event [Line Items]
Warrant exercised																		270,137
Warrant to purchase of common stock																		270,137
Subsequent Event [Member] | Unaffiliated Investor [Member]
Subsequent Event [Line Items]
Gross proceeds					$ 50,000	$ 75,000	$ 50,000
Promissory Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount				$ 125,000	$ 50,000	$ 75,000	$ 50,000